Issued share capital, share premium account and share options	12 Months Ended
Mar. 31, 2024
Issued share capital, share premium account and share options
Issued share capital, share premium account and share options

14.         Issued share capital, share premium account and share options

(a)	Share capital

	At March 31,
	2024	2023	2022
	€M	€M	€M
Authorized/Share Capital reorganization
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.3	9.3	9.3
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	10.7	10.7	10.7
Allotted, called-up and partly paid:
1,134,528,528 ordinary equity shares of 0.600 euro cent each	—	—	6.8
1,138,674,528 ordinary equity shares of 0.600 euro cent each	—	6.9	—
1,140,045,528 ordinary equity shares of 0.600 euro cent each	6.9	—	—

Movements in the share capital balance year-on-year principally relates to 1.4m new shares issued in fiscal year 2024, following the exercise of share options, (2023: 4.1m; 2022: 6.5m). There were no share buybacks, resulting in no cancelled shares, in fiscal year 2024 (2023: nil; 2022: nil). Ordinary equity shares do not confer on the holders thereof the specific right to be paid a dividend out of profits.

(b)	Share premium account

	At March 31,
	2024	2023	2022
	€M	€M	€M
Balance at beginning of year	1,379.9	1,328.2	1,161.6
Net proceeds from shares issued	16.4	31.7	46.8
Share premium receivable on shares issued	8.0	20.0	119.8
Balance at end of year	1,404.3	1,379.9	1,328.2

(c)Share options and share purchase arrangements

Option Plan 2013 allows employees or Directors to purchase shares in the Company up to an aggregate of approximately 5% (when aggregated with other ordinary shares over which options are granted and which have not yet been exercised) of the outstanding ordinary shares of Ryanair Holdings plc, subject to certain conditions. All grants are subject to approval by the Remuneration Committee. These are exercisable at a price equal to the market price of the ordinary shares at the time options are granted. The key terms of these option plans include the requirement that certain employees remain in employment with the Company for a specified period of time and that the Company achieves certain net profit targets and/or share price targets. At the 2019 AGM, shareholders approved LTIP 2019. LTIP 2019 replaces Option Plan 2013 for all future share based remuneration grants. There were approximately 2.4m cumulative conditional ordinary shares granted under LTIP 2019 at March 31, 2024.

Details of the share options outstanding are set out below:

	Share	Weighted Avg.
	Options	Exercise
	M	Price (€)
Outstanding at March 31, 2021	30.0	9.83
Granted	—	—
Forfeited	(0.7)	12.98
Exercised	(6.5)	7.23
Outstanding at March 31, 2022	22.8	10.57
Granted	—	—
Forfeited	—	—
Exercised	(4.1)	7.64
Outstanding at March 31, 2023	18.7	11.24
Granted	—	—
Forfeited	(0.7)	11.12
Exercised	(1.4)	12.00
Outstanding at March 31, 2024	16.6	11.18

The mid-market price of Ryanair Holdings plc’s ordinary shares on Euronext Dublin at March 31, 2024 was €21.06 (2023: €14.95; 2022: €13.59). The highest and lowest prices at which the Company’s shares traded on Euronext Dublin in fiscal year 2024 were €21.49 and €13.96 respectively (fiscal year 2023 were €15.76 and €10.09 respectively; fiscal year 2022 were €18.45 and €11.83 respectively). There were 0.2m options exercisable at March 31, 2024 (2023: 1.7m; 2022: 4.3m). The average share price for fiscal year 2024 was €17.09 (2023: €13.20; 2022: €16.08).

There were 1.4m options exercised during fiscal year 2024 (2023: 4.1m; 2022: 6.5m).

At March 31, 2024 the range of exercise prices and weighted average remaining contractual life of outstanding options are shown in the table below.

		No.	Remaining
	Exercise	options	contractual
	price	outstanding	life
	€	M	(years)
Unvested	11.12	16.0	4.9
Vested	11.12	0.5	1.9
Vested	12.00	0.1	0.4
Weighted average	11.18	16.6	4.7

The Company has accounted for its share option and LTIP grants to employees at fair value, in accordance with IFRS 2, using a binomial lattice model to value the option grants. This has resulted in a credit of approximately €4m to the income statement (2023: charge of €16m; 2022: charge of €9m) being recognized within the income statement in accordance with employee services rendered.

A blend of the historical and implied volatilities of the Company’s own ordinary shares is used to determine expected volatility for share options granted. The weighted-average volatility is determined by calculating the weighted-average of volatilities for all share options granted in a given year. The expected term of share option grants represents the weighted-average period the awards are expected to remain outstanding. The service period is five years in relation to share options and three years in relation to LTIP conditional share grants.